Affiliated companies and other equity-method investees - Summary of Aggregate Carrying Amount and Fair Value of Investments in Affiliated Companies and Other Equity-Method Investees (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2013	Mar. 31, 2012
Schedule of Equity Method Investments [Line Items]
Carrying amount	¥ 322,747	¥ 172,647
Fair value	¥ 404,967	¥ 208,827